Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Apr. 30, 2026	Oct. 31, 2025
Class A Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	19,800,000	19,800,000
Ordinary shares, shares issued (in Shares)	1,615,128	450,000
Ordinary shares, shares outstanding (in Shares)	1,615,128	450,000
Class B Ordinary Shares [Member]
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	200,000	200,000
Ordinary shares, shares issued (in Shares)	200,000	200,000
Ordinary shares, shares outstanding (in Shares)	200,000	200,000